Marketable Securities (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Fair value through profit and loss		R$ 53,501		R$ 464,368
Amortized Cost		1,217,891		767,873
Current		894,080		447,878
Non-current		323,811		319,995
National Treasury Notes [Member] | Financial Assets At Fair Value Through Other Comprehensive Income [Member]
IfrsStatementLineItems [Line Items]
WAM	8 years 9 months 3 days
Marketable securities currency	R$
Financial treasury bills interest rate	11.44%
Fair value through other comprehensive income		859,029
Equity Security [Member] | Financial Assets At Fair Value Through Other Comprehensive Income [Member]
IfrsStatementLineItems [Line Items]
Marketable securities currency	USD
Fair value through other comprehensive income | $	$ 15,481		$ 12,103
Financial Treasury Bill [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
IfrsStatementLineItems [Line Items]
WAM	1 year 2 months 1 day
Marketable securities currency	R$
Financial treasury bills interest rate	10.87%
Fair value through profit and loss		35,031		412,107
Investment Funds F I D C I I [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
IfrsStatementLineItems [Line Items]
WAM	1 year 29 days
Marketable securities currency	R$
Fair value through profit and loss		18,450		16,490
Repurchase Agreement [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
IfrsStatementLineItems [Line Items]
Marketable securities currency	R$
Fair value through profit and loss				35,751
Other [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
IfrsStatementLineItems [Line Items]
WAM	29 days
Marketable securities currency	R$
Fair value through profit and loss		R$ 20		R$ 20
Sovereign Bonds And Others [Member] | Amortized Cost [Member]
IfrsStatementLineItems [Line Items]
WAM	5 years 4 months 24 days
Marketable securities currency	USD
Financial treasury bills interest rate	6.82%
Amortized Cost | $	$ 289,880		$ 291,402